Warrant Liabilities - Fair Value of Convertible Preferred Stock Warrant Liability (Detail)		6 Months Ended	12 Months Ended
	Feb. 12, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Series B Warrants [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	90.00%			90.00%
Expected Term	0 years			1 month 12 days
Expected dividend yield	0.00%			0.00%
Risk-free rate	0.65%			0.65%
Series C Warrant Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility		90.00%	90.00%	90.00%
Expected Term		2 years 5 months 1 day	3 years 2 months 1 day	4 years 2 months 1 day
Expected dividend yield		0.00%	0.00%	0.00%
Risk-free rate		1.53%	1.51%	1.76%